Fair Value Measurements - Schedule of Forward Purchase Agreement (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Forward Purchase Agreement [Line Items]
Forward Purchase Agreement			$ 0	$ 483
Convertible Loan Note	1,542	1,542	1,542
Warrant Liability	509	509	509
Total		2,051		483
Level 1 [Member]
Schedule of Forward Purchase Agreement [Line Items]
Forward Purchase Agreement
Convertible Loan Note
Warrant Liability
Total
Level 2 [Member]
Schedule of Forward Purchase Agreement [Line Items]
Forward Purchase Agreement
Convertible Loan Note
Warrant Liability
Total
Level 3 [Member]
Schedule of Forward Purchase Agreement [Line Items]
Forward Purchase Agreement				483
Convertible Loan Note		1,542
Warrant Liability		509
Total		$ 2,051		$ 483